Basic and Diluted Net Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Net Earnings/(Loss) per Share
25.	Basic and diluted net earnings/(loss) per share

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year Ended December 31,
	2017	2018	2019
Numerator:
Net income attributable to ECMOHO Limited	2,825,457	6,123,990	2,296,555
Accretion on convertible redeemable preferred shares to redemption value (Note 15)	(3,972,281)	(3,038,407)	(1,022,461)
Accretion to redemption value of redeemable non-controlling interests (Note 17)	-	(129,896)	(311,757)
Extinguishment of convertible redeemable preferred shares (Note 16)	-	(24,763,245)	-
Net income/(loss) attributable to ordinary shareholders-Basic	(1,146,824)	(21,807,558)	962,337
Net income/(loss) attributable to ordinary shareholders-Diluted	(1,146,824)	(21,807,558)	962,337
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	81,162,400	84,970,000	98,104,216
Dilutive impact of Class A-1 preferred shares conversion	-	-	7,954,232
Dilutive impact of Class A-2 preferred shares conversion	-	-	9,038,947
Dilutive impact of restricted share units	-	-	547,469
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	81,162,400	84,970,000	115,644,864
Basic earnings/(loss) per ordinary share:	(0.01)	(0.26)	0.01
Diluted earnings/(loss) per ordinary share:	(0.01)	(0.26)	0.01
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	20,290,600	21,242,500	24,526,054
Denominator for dilutive earnings/(loss) per share weighted-average ADS outstanding	20,290,600	21,242,500	28,911,216
Basic earnings/(loss) per ADS:	(0.06)	(1.03)	0.04
Diluted earnings/(loss) per ADS:	(0.06)	(1.03)	0.03

Note:

(1)

Vested but unregistered restricted share units are included in the denominator of basic earnings/(loss) per share calculation once there were no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, the weighted average number of shares of nil, nil and 164,279 (41,070 ADSs) related to these restricted share units are included in the denominator for the computation of basic EPS for the years ended December 31, 2017, 2018 and 2019, respectively.

For the years ended December 31, 2017 and 2018, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.

For the year ended December 31, 2019, assumed conversion of the Series A Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.

For the year ended December 31, 2018, the Company also had potential ordinary shares related to its granted restricted share units, which were anti-dilutive and excluded from the dilutive calculations.

The following ordinary shares equivalent were excluded from the computation of diluted net earnings/(loss) per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2017	2018	2019
Preferred shares — weighted average	32,701,700	30,265,462	6,633,889
Restricted share units — weighted average	—	95,446	—